STOCK-BASED COMPENSATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value of the common stock warrants valuation assumptions

	Years Ended December 31,
	2021	2020
Risk-free interest rate	0.55-1.09%	0.29-1.63%
Expected term (in years)	5.47-6.07	5.66-6.28
Expected dividend yield.	0%	0%
Expected volatility	36.88-46.74%	31.29-36.85%

Schedule of stock-based compensation expense

	Years Ended
	December 31,
	2021	2020

Research and development	$16,594	$743
General, and administrative	30,961	99
Sales and Marketing	$52	$—
Total stock-based compensation expense	$47,607	$842

Schedule of changes in stock options

			Weighted
		Weighted	Average	Aggregate
	Number	Average	Remaining	Intrinsic
	of Options	Exercise Price	Contractual	Value
	Outstanding	Per Share	Term (years)	(in thousands)
Outstanding at December 31, 2019	23,191,158	$0.07	8.29	$9,469
Granted	6,787,303	0.28
Exercised	(1,934,106)	0.07		1,226
Cancelled	(2,627,039)	0.10
Outstanding at December 31, 2020	25,417,316	$0.12	7.68	$15,194
Granted	3,152,285	0.78
Exercised	(1,781,794)	0.15		6,123
Cancelled	(1,429,352)	0.21
Outstanding at December 31, 2021	25,358,455	$0.20	6.89	$215,093
Vested and exercisable as of December 31, 2021	17,675,057	$0.10	6.17	$151,634

Schedule of RSU activities

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding at December 31, 2020	—	$—
Granted	9,630,307	8.44
Forfeited	(9,194)	8.48
Vested	(4,339)	9.01
Outstanding at December 31, 2021	9,616,774	$8.44

Schedule of common stock units activities

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding at December 31, 2020	—	$—
Granted	2,256,861	2.48
Forfeited	—	—
Vested	(775,796)	2.48
Outstanding at December 31, 2021	1,481,065	$2.48

Outstanding options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of RSU activities

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding at December 31, 2020	—	$—
Granted	44,715,756	1.97
Forfeited	—	—
Vested	—	—
Outstanding at December 31, 2021	44,715,756	$1.97